AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Feb. 29, 2012
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

6.                                      AVAILABLE-FOR-SALE SECURITIES

In August 2007 and December 2009, the Group bought two securities in mutual funds named Wan Jia He Xie Financing Fund and Guo Du No. 1 An Xin Shou Yi, respectively.

The available-for-sale securities measured and recorded at fair value on a recurring basis were as follows:

Balances as of February 28, 2009	$340,418
Purchase	1,464,231
Changes in fair value	112,708
Foreign exchange difference	799

Balance as of February 28, 2010	$1,918,156
Disposed	(1,470,660)
Changes in fair value	2,850
Foreign exchange difference	15,363

Balance as of February 28, 2011	$465,709

Changes in fair value	(121,895)
Foreign exchange difference	17,989

Balance as of February 29, 2012	$361,803

The company has determined the changes in fair value are deemed to be temporary as of February 29, 2012.

The following provides additional information concerning the Group’s available-for-sale securities:

	As of February 28, 2011				As of February 29, 2012
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	(losses)	Fair value	Cost	gains	(losses)	Fair value

Mutual fund	$356,580	$109,129	—	$465,709	$374,569	—	$(12,766)	$361,803